united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 4/30

Date of reporting period: 1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

West Shore Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2016
Shares		Fair Value
	COMMON STOCKS - 22.5%
	AGRICULTURE - 3.3
10,927	Altria Group, Inc.	$ 667,749
7,800	Reynolds American, Inc.	389,610
		1,057,359
	COMMERCIAL SERVICES - 1.0%
700,000	Hutchison Port Holdings Trust.	334,250

	ELECTRIC - 3.5%
9,754	American Electric Power Co., Inc.	594,701
200,000	Hera Spa	558,338
		1,153,039
	ENVIRONMENTAL CONTROL - 0.3%
313,000	Sound Global Ltd. * **	114,245

	INVESTMENT COMPANIES - 0.4%
100,800	Sprott Resource Corp. *	30,240
30,000	Uranium Participation Corp *	108,083
		138,323
	MINING - 4.1%
12,996	Franco-Nevada Corp.	573,254
10,438	Royal Gold, Inc.	310,948
60,000	Sandstorm Gold Ltd *	136,800
26,294	Silver Wheaton Corp	309,217
		1,330,219
	OIL & GAS - 0.9%
3,215	Chevron Corp.	278,001

	PIPELINES - 2.0%
7,350	Enbridge Energy Partners LP	134,211
8,212	Energy Transfer Partners LP	244,225
10,778	Enterprise Products Partners LP	257,702
		636,138
	REAL ESTATE - 1.1%
65,200	Cheung Kong Holdings Ltd. *	348,919

	REAL ESTATE INVESTMENT TRUSTS - 1.4%
425,000	Mapletree Industrial Trust	461,125

	RETAIL - 2.5%
65,200	CK Hutchison Holdings Ltd.	807,162

	TELECOMMUNICATIONS - 1.1%
8,954	BCE, Inc.	360,846

	WATER - 0.9%
1,000,000	Thai Tap Water Supply PCL	282,656

	TOTAL COMMON STOCKS (Cost $9,747,061)	7,302,282
West Shore Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 9.4%
	COMMODITY FUND - 3.4%
63,000	Van Eck Merk Gold Trust ETF*	$ 699,300
22,000	WisdomTree Continuous Commodity Index ETF *	397,100
		1,096,400
	DEBT FUND - 5.0%
29,500	Global X SuperIncome Preferred ETF	382,320
30,000	Market Vectors ChinaAMC China ETF	718,200
22,700	PowerShares Chinese Yuan Dim Sum Bond ETF	511,431
		1,611,951
	EQUITY FUND - 1.0%
25,432	Global X Uranium ETF	324,512

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,702,464)	3,032,863

	MUTUAL FUNDS - 5.2%
	CLOSED-ENDED FUNDS - 5.2%
54,824	BlackRock Resources & Commodities Strategy Trust	352,518
46,355	Global High Income Fund, Inc.	391,700
85,000	Sprott Physical Gold Trust *	777,750
28,000	Sprott Physical Silver Trust *	153,440
	TOTAL MUTUAL AND CLOSED-ENDED FUNDS (Cost $2,191,043)	1,675,408

	PREFERRED STOCK - 4.1%
50,000	CHS, Inc. *	1,344,500

	PRIVATE INVESTMENTS - 12.4%
387,915	Caledonian Royalty Corp ^ **	286,681
400	Twentieth Century Masters Collection, LLC ^ **	2,000,000
1,447,426	wPraxis Fund Ltd.^ **	1,737,708
	TOTAL PRIVATE INVESTMENTS (Cost $5,975,956)	4,024,389

	U.S. TREASURY BONDS - 11.1%
2,000,000	United States Treasury Strip Coupon 0% due 2/15/2020	1,899,884
2,000,000	United States Treasury Strip Coupon 0% due 2/15/2024	1,717,634
	TOTAL U.S. TREASURY BONDS (Cost $3,562,348)	3,617,518

	U.S. TREASURY NOTES - 7.9%
1,525,860	United States Treasury Inflation Indexed Bonds 0.625% due 1/15/2024	1,540,237
1,000,000	United States Treasury Note/Bond 2.250% due 11/15/2024	1,030,176
	TOTAL U.S. TREASURY NOTES (Cost $2,575,500)	2,570,413

West Shore Real Return Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2016
Shares		Fair Value
	SHORT-TERM INVESTMENT- 27.5%
	MONEY MARKET FUND - 27.5%
8,933,447	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 0.03% + ^	$ 8,933,447
	TOTAL SHORT-TERM INVESTMENT (Cost $8,933,447)

	TOTAL INVESTMENTS - 100.1% (Cost $36,687,819) (a)	$ 32,500,820
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(21,422)
	NET ASSETS - 100.0%	$ 32,479,398

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,974,765 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 988,912
	Unrealized Depreciation:	(5,462,857)
	Net Unrealized Depreciation:	$ (4,473,945)
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.
* Non-Income producing security.
** Illiquid security. Total illiquid securities represents 12.7% of net assets as of January 31, 2016.

^ All or a portion of this investment is a holding of the West Shore Real Return Income (Cayman) Limited, a consolidated subsidiary.
+ Money market fund; interest rate reflects seven-day effective yield on January 31, 2016.

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. . Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Investments in private investment companies are valued utilizing the net asset valuations provided by the underlying private investment companies as a practical expedient. The Fund applies the practical expedient to its investments in private investment companies on an investment-by-investment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the Fund will sell a portion of an investment at an amount different from the net asset valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2016 for the Fund's assets and liabilities measured at fair value:

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Consolidation of Subsidiaries – West Shore Real Return Income Fund ("WSRRIL") with West Shore Real Return Income Fund Ltd ("WSRRIL-CFC") – The Consolidated Portfolio of Investments includes the accounts of WSRRIL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
WSRRIL may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with WSRRIL's investment objectives and policies.

WSRRIL-CFC utilizes commodity based derivative products to facilitate WSRRIL's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, WSRRIL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the WSRRIL Prospectus.

A summary of the ACS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at January 31, 2016	% of Fund Net Assets at January 31, 2016
WSRRIL-CFC	3/24/14	$4,785,479	12.79%

Additional Information on Investments in Private Investments

(1) Redemption eligible after two years from initial purchase.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 3/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer/President

Date 3/31/2016

By

*/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/31/2016